Stock-based compensation - Stock options outstanding by exercise price range (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2025 Options	Dec. 31, 2025 $ / shares	Dec. 31, 2024 Options $ / shares	Dec. 31, 2023 Options $ / shares
Stock-based compensation
Number of options outstanding	26,436,082	26,436,082		13,879,589	14,134,363
Weighted average remaining contractual life	8 years 2 months 19 days
Weighted average exercise price of options outstanding			$ 0.73	$ 0.73	$ 0.71
Number of options exercisable | Options		8,884,585
Weighted average exercise price of options exercisable			0.81
CA$0.32-$0.50
Stock-based compensation
Number of options outstanding | Options		3,385,477
Weighted average remaining contractual life	7 years 5 months 1 day
Weighted average exercise price of options outstanding			0.4
Number of options exercisable | Options		2,281,762
Weighted average exercise price of options exercisable			0.39
CA$0.32-$0.50 | Minimum
Stock-based compensation
Exercise Prices			0.32
CA$0.32-$0.50 | Maximum
Stock-based compensation
Exercise Prices			0.5
CA$0.50-$0.66
Stock-based compensation
Number of options outstanding | Options		9,861,983
Weighted average remaining contractual life	8 years 3 months 7 days
Weighted average exercise price of options outstanding			0.59
Number of options exercisable | Options		3,931,036
Weighted average exercise price of options exercisable			0.6
CA$0.50-$0.66 | Minimum
Stock-based compensation
Exercise Prices			0.5
CA$0.50-$0.66 | Maximum
Stock-based compensation
Exercise Prices			0.66
CA$0.66-$1.80
Stock-based compensation
Number of options outstanding | Options		13,188,622
Weighted average remaining contractual life	8 years 4 months 20 days
Weighted average exercise price of options outstanding			0.93
Number of options exercisable | Options		2,671,787
Weighted average exercise price of options exercisable			1.47
CA$0.66-$1.80 | Minimum
Stock-based compensation
Exercise Prices			0.66
CA$0.66-$1.80 | Maximum
Stock-based compensation
Exercise Prices			$ 1.8